Income Taxes - Components of Provision for Income Taxes from Continuing Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Federal:
Deferred	$ (4,214,775)	$ (3,318,558)
State:
Current	30,781
Deferred	(690,243)	(561,962)
Change in valuation allowance	4,876,687	3,880,520
Total income tax provision	$ 2,450	$ 0